Offsets	Nov. 07, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	American Battery Technology Co
Form or Filing Type	S-3
File Number	333-290421
Initial Filing Date	Sep. 19, 2025
Fee Offset Claimed	$ 13,810
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 100,000,000
Termination / Withdrawal Statement	On September 19, 2025, the registrant filed a Registration Statement on Form S-3 (File No. 333-290421) (the “Withdrawn Registration Statement”), which registered an aggregate amount of $250,000,000 of common stock, preferred stock, warrants and units to be offered by the registrant from time to time. A filing fee of $38,275 was previously paid in connection with the Withdrawn Registration Statement. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on November 6, 2025. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, a portion of such previously paid filing fee will offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	American Battery Technology Co
Form or Filing Type	S-3
File Number	333-290421
Filing Date	Sep. 19, 2025
Fee Paid with Fee Offset Source	$ 13,810
Termination / Withdrawal Statement	On September 19, 2025, the registrant filed a Registration Statement on Form S-3 (File No. 333-290421) (the “Withdrawn Registration Statement”), which registered an aggregate amount of $250,000,000 of common stock, preferred stock, warrants and units to be offered by the registrant from time to time. A filing fee of $38,275 was previously paid in connection with the Withdrawn Registration Statement. The registrant withdrew the Withdrawn Registration Statement by filing a Form RW on November 6, 2025. As the Withdrawn Registration Statement was not declared effective, no securities were sold thereunder. In accordance with Rule 457(p) of the Securities Act, a portion of such previously paid filing fee will offset the filing fee payable in connection with this filing.